Summary of Significant Accounting Policies - Changes in Partnership's Capitalized Dry Docking Costs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Beginning balance	$ 1,989,230
Cost incurred for dry docking	10,357	$ 13,471	$ 27,203
Ending balance	2,108,160	1,989,230
Dry-Docking Activity [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	33,635	40,328	28,821
Cost incurred for dry docking	10,357	13,471	27,203
Sales of vessels (note 15e)		(5,327)	(2,285)
Dry-dock amortization	(10,076)	(14,837)	(13,411)
Ending balance	$ 33,916	$ 33,635	$ 40,328